SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Revenues	$ 937,177	$ 1,397,275	$ 2,121,793	$ 3,189,800	$ 5,980,847	$ 10,200,957
General and administrative expenses - Financial consulting fee (Ants)	(884,349)	(784,236)	(1,739,135)	(1,601,648)	(2,796,272)	(2,190,635)
Other income - Marketing incentive subsidy income (Kami)		533,688		1,217,586	1,217,586	1,779,528
Total impact on pre-tax income/(loss)	621,493	229,215	1,492,942	484,726
Total					1,632,002	360,001
Product cost - related party (Senslab)	(186,570)	(1,130,694)	(350,530)	(2,434,888)	(3,127,699)	(9,544,977)
(Provision)/reversal for credit losses (Ants)						1,262,146
Interest expense (Ants)	33,042	131	61,693	448	14,413	675
Total impact on pre-tax loss					$ 2,242,278	$ (613,047)
% of pre-tax income (loss)					306.00%	80.00%
Allowance for credit losses	0		0		$ 0	$ 0
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	(33,869)	(74,996)	(67,480)	(149,482)	(234,912)	(334,317)
Other income - Marketing incentive subsidy income (Kami)		533,688		1,217,586	1,217,586	1,779,528
Accounts receivable - related party	2,744,091		2,744,091		1,632,002	190,168
Other receivable - related party						169,833
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Percent of receivable					13.00%	5.00%
Other receivable - related party, net, Percent						2.00%
Accounts receivable - related party, Percent					13.00%	3.00%
Prepayment - related party
Note receivable – stockholder
ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	505,775		505,775		433,888	$ (0)
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Accounts receivable - related party, Percent					3.00%	0.00%
Prepayment - related party
Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	517		517
Other receivable - related party	4,143		4,143		4,035
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Percent of receivable	0.00%		0.00%		0.00%
Other receivable - related party, net, Percent	0.00%		0.00%		0.00%
Total	$ 4,660		$ 4,660		$ 4,035
Accounts receivable - related party, Percent	0.00%		0.00%
Other receivable - related party, percent					3.00%	0.00%
Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 667		$ 667
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party	1,787		1,787
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party	42,083		42,083		26,406
Prepayment - related party
Advance to suppliers - related party (Senslab HK)	1,056,527		1,056,527
Total						6,258,235
Other payable - related party
Percent of receivable	0.00%		0.00%		0.00%
Prepayment - related party
Note receivable – stockholder
Senslab Technology Co Ltd [Member] | Restated [Member]
Related Party Transaction [Line Items]
Percent of receivable					1.00%
Percent of accounts payable						65.00%
Sean da [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	$ (16,378)	(25,800)	$ (38,114)	(25,800)	$ (91,655)
Accounts receivable - related party
Other receivable - related party	165,862		165,862		440,596
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Percent of receivable	1.00%		1.00%		4.00%
Other receivable - related party, net, Percent	1.00%		1.00%		4.00%
Total	$ 165,862		$ 165,862		$ 440,596	15,862
Prepayment - related party
Note receivable – stockholder						15,862
Subscription receivable - stockholder
Sean da [Member] | Restated [Member]
Related Party Transaction [Line Items]
Percent of receivable					0.00%	0.00%
Subscription receivable - shareholder, Percent					0.00%	0.00%
Note receivable - shareholder,Percent					0.00%	0.00%
Other receivable - related party, Percent					0.00%	0.00%
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	(15,000)	(15,000)	(30,000)	(30,000)	$ (60,000)	$ (60,000)
Accounts receivable - related party
Other receivable - related party	4,872		4,872		4,872	1,790,009	$ 1,768,473
Prepayment - related party	36,844		36,844		66,845
Advance to suppliers - related party (Senslab HK)
Total	1,795		1,795
Other payable - related party
Percent of receivable	0.00%		0.00%		1.00%	26.00%
Total	$ 41,716		$ 41,716		$ 71,717
Prepayment - related party, Percent	0.00%		0.00%		1.00%	2.00%
Other receivable - related party, net, Percent	0.00%		0.00%		0.00%	24.00%
Percent of accounts payable	0.00%		0.00%
(Provision)/reversal for credit losses (Ants)						$ 1,262,146
Interest expense (Ants)						(18,999)
Prepayment - related party					66,844	126,965
Note receivable – stockholder
Allowance for credit losses
Allowance for credit losses, Percent
Total					$ 71,716	$ 1,916,974
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)	21,387		21,387		21,387
Total						2,285,008
Other payable - related party
Percent of receivable	0.00%		0.00%		0.00%
Prepayment - related party
Note receivable – stockholder
Senslab HK Limited [Member] | Restated [Member]
Related Party Transaction [Line Items]
Advance to suppliers - related party (Senslab HK)					$ 21,387
Percent of receivable					1.00%
Percent of accounts payable						24.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 3,251,050		$ 3,251,050		$ 2,065,890	$ 190,168
Other receivable - related party	216,960		216,960		475,909	1,959,842
Prepayment - related party	36,844		36,844		66,845
Advance to suppliers - related party (Senslab HK)	1,077,914		1,077,914		21,387
Total	1,795		1,795			8,543,243
Other payable - related party	1,787		1,787			6,269
Prepayment - related party					66,844	126,965
Note receivable – stockholder						15,862
Senslab SH Limited [Member]
Related Party Transaction [Line Items]
Advance to suppliers - related party (Senslab HK)	$ 1,056,527		$ 1,056,527
Percent of receivable	9.00%		9.00%
Senslab HK Limited and Senslab Technology Co [Member]
Related Party Transaction [Line Items]
Total						8,543,243
Percent of receivable	10.00%		10.00%		0.00%
Total	$ 1,119,997		$ 1,119,997		$ 47,793
Percent of accounts payable						89.00%
Senslab HK Limited and Senslab Technology Co [Member] | Restated [Member]
Related Party Transaction [Line Items]
Percent of receivable					1.00%
Percent of accounts payable						89.00%
ZK Cam Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 505,775		$ 505,775		$ 433,888
Percent of receivable	5.00%		5.00%		4.00%
Total	$ 505,775		$ 505,775		$ 433,888
Accounts receivable - related party, Percent	5.00%		5.00%		4.00%
Kunshan Ant Vision Electronic Technology Co. Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 667		$ 667
Other payable - related party	$ 1,787		$ 1,787
Percent of receivable	0.00%		0.00%
Total	$ 667		$ 667
Accounts receivable - related party, Percent	0.00%		0.00%
Other payable - related party, Percent	0.00%		0.00%
Total	$ 1,787		$ 1,787
Percent of payable	0.00%		0.00%
Yunyizhilian Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party
Total
Other payable - related party						6,269
Prepayment - related party
Note receivable – stockholder
Other payable - related party, Percent					0.00%	0.00%
Revenue Shares [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	$ 594,238	501,307	$ 1,350,246	1,071,895
Revenue Shares [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	594,238		1,350,246
Product [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues				134	$ 3,833	$ 6,270
Product [Member] | ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues	5,143	146,655	140,507	146,655	511,922
Product [Member] | Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues			517
Product [Member] | Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Total Revenues			667
Product [Member] | Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues	(92,490)	(836,639)	(233,292)	(1,746,262)
Product [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	5,143	146,655	141,691	146,789	515,756	6,270
Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues	152,719		310,101
Intelligent Information Service [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	152,719		310,101
AI Service Sharing [Member]
Related Party Transaction [Line Items]
Total Revenues	27,130		59,790
AI Service Sharing [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	27,130		59,790
Revenue Share [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	774,087	501,307	1,720,137	1,071,895	3,118,617	2,754,788
Revenue Share [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	774,087	501,307	1,720,137	1,071,895	3,118,617	2,754,788
Product Cost - Related Party [Member]
Related Party Transaction [Line Items]
Product cost - related party (Senslab)	$ (92,490)	$ (836,639)	$ (233,292)	$ (1,746,262)	(2,223,113)	(6,002,463)
Product Cost - Related Party [Member] | Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Product cost - related party (Senslab)					$ (2,223,113)	$ (6,002,463)